PENSION BENEFITS (Details 8) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Other changes in plan assets and benefit obligations recognized in other comprehensive loss
Net loss	$ 1,470,206	$ 1,111,567
Recognized net actuarial loss	(334,273)	(200,829)
Prior service cost (credit)	0	0
Recognized prior service (cost) credit	0	0
Recognized net transition (obligation) asset	0	0
Total recognized in other comprehensive loss (before tax effects)	1,135,933	910,738
Total recognized in net periodic benefit cost and other comprehensive income (before tax effects)	$ 1,493,006	$ 1,189,231